Exhibit 99.1

FIFTH THIRD AUTO TRUST 2017-1

Statement to Securityholders

Determination Date: December 13, 2017

DATES
Collection Period	3
Collection Period Beginning Date	11/01/2017
Collection Period Ending Date	11/30/2017
Payment Date	12/15/2017
LIBOR Determination Date	11/13/2017
LIBOR Rate	1.250%

I. DEAL SUMMARY	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	41.4%	$122,183,944.92	$30,589,456.38	$91,594,488.54
Class A-2-A Notes	100.0%	$225,000,000.00	$0.00	$225,000,000.00
Class A-2-B Notes	100.0%	$79,000,000.00	$0.00	$79,000,000.00
Class A-3 Notes	100.0%	$390,000,000.00	$0.00	$390,000,000.00
Class A-4 Notes	100.0%	$95,480,000.00	$0.00	$95,480,000.00

Total Securities	87.2%	$911,663,944.92	$30,589,456.38	$881,074,488.54

Overcollateralization		$52,926,817.08	$0.00	$52,926,817.08
Reserve Account Balance		$2,646,340.85	$0.00	$2,646,340.85

Net Pool Balance	88.2%	$964,590,762.00	$30,589,456.38	$934,001,305.62

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount

Class A-1 Notes	1.300%	$122,183,944.92	$132,365.94
Class A-2-A Notes	1.590%	$225,000,000.00	$298,125.00
Class A-2-B Notes	1.400%	$79,000,000.00	$92,185.10
Class A-3 Notes	1.800%	$390,000,000.00	$585,000.00
Class A-4 Notes	2.030%	$95,480,000.00	$161,520.33

		$911,663,944.92	$1,269,196.37

II. AVAILABLE FUNDS

Interest Collections	$3,495,097.52
Repurchased Interest Collections	$0.00
Principal Collections	$30,246,017.91
Repurchased Principal Collections	$0.00
Liquidation Proceeds	$110,513.28
Liquidation Expenses*	($13,841.19)
Investment Earnings (Collections Act. Remitted to servicer)	$40,269.99
Investment Earnings (Reserve Act. Remitted to servicer)	$2,109.69

Total Collections	$33,880,167.20

Reserve Account Draw Amount	$0.00

Total Available Funds	$33,880,167.20

III. DISTRIBUTIONS	Amount Due	Amount Paid	Shortfall
Servicing Fees	$819,411.13	$819,411.13	$0.00
Class A-1 Notes	$132,365.94	$132,365.94	$0.00
Class A-2-A Notes	$298,125.00	$298,125.00	$0.00
Class A-2-B Notes	$92,185.10	$92,185.10	$0.00
Class A-3 Notes	$585,000.00	$585,000.00	$0.00
Class A-4 Notes	$161,520.33	$161,520.33	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$30,589,456.38	$30,589,456.38	$0.00
Accrued and Unpaid Fees to Owner Trustee	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$1,202,103.32	$1,202,103.32	$0.00

	$33,880,167.20	$33,880,167.20	$0.00
Principal Payment:
	First Allocation of Principal	$0.00
	Regular Principal Distribution Amount	$30,589,456.38

Total		$30,589,456.38

FIFTH THIRD AUTO TRUST 2017-1

Statement to Securityholders

Determination Date: December 13, 2017

IV. POOL INFORMATION	Beginning of Current Period
Pool Balance	$934,001,305.62
Number of Receivables Outstanding	54,426
Weighted Average Contract Rate	4.373%
Weighted Average Remaining Term (mos)	52.38

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$2,646,340.85
Initial Target Credit Enhancement Overcollateralization Amount	$52,926,817.08
Target Credit Enhancement Overcollateralization Amount	$52,926,817.08
Beginning Period Overcollateralization Amount	$52,926,817.08
Ending Period Overcollateralization Amount	$52,926,817.08

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$2,646,340.85
Beginning Reserve Account Balance	$2,646,340.85
Reserve Account Deposits Made	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$2,646,340.85

VII. LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$138,827.06
Realized Losses for Collection Period	$244,068.47
CHG Off Recoveries for Collection Period	$11,143.28

Net Losses for Collection Period	$232,925.19
Net Losses as % of Ending Pool Balance	0.025%
Net Loss % for 1 Period Prior	0.009%
Net Loss % for 2 Periods Prior	0.000%

Three-Month Average Net Loss %	0.011%

Cumulative Losses (net of recoveries) for All Collection Periods	321,979.94
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.030%

	# of Receivables	Amount
Receivables 30 - 59 Days Delinquent	261	5,340,042
As % of Ending Pool Balance		0.572%

Receivables 60 - 89 Days Delinquent	76	1,300,910
As % of Ending Pool Balance		0.139%

Receivables 90 - 119 Days Delinquent	33	454,776
As % of Ending Pool Balance		0.049%

Receivables 120 - 150 Days Delinquent	11	144,930
As % of Ending Pool Balance		0.016%

Receivables 150+ Days Delinquent	1	10,595
As % of Ending Pool Balance		0.001%

Total Delinquencies	382	7,251,253
As % of Ending Pool Balance		0.776%

Total Repossessions	17	362,804
Total Repossessions Life-to-Date	55	1,096,636

Total 30+ Day Delinquencies	382	7,251,253
As % of Ending Pool Balance		0.776%
Total 30+ Day Delinquencies % 1 Period Prior		0.804%
Total 30+ Day Delinquencies % 2 Periods Prior		0.497%
Three-Month Average Total 30+ Day Delinquency %		0.692%

*	Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).